Annual Total Returns [BarChart] - Dodge & Cox International Stock Fund - Dodge & Cox International Stock Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(15.97%)
Annual Return 2012	21.03%
Annual Return 2013	26.31%
Annual Return 2014	0.07%
Annual Return 2015	(11.35%)
Annual Return 2016	8.26%
Annual Return 2017	23.94%
Annual Return 2018	(17.98%)
Annual Return 2019	22.78%
Annual Return 2020	2.10%